Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Statement
Document Type	20-F
Entity Registrant Name	Central North Airport Group
Entity Central Index Key	0001378239
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Interactive Data Current	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	2P
Entity Address, Address Line One	Ruffo Pérez Pliego del CastilloPlaza Metrópoli Patriotismo
Entity Address, Address Line Two	Piso 5 Av. Patriotismo 201 Col. San Pedro de los Pinos
Entity Address, City or Town	Benito Juárez Ciudad de México
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Shell Company	false
Series B Class I
Statement
Entity Common Stock, Shares Outstanding	341,534,815
Series B
Statement
Security Exchange Name	NASDAQ
ADR
Statement
Security Exchange Name	NASDAQ
Series BB Class I
Statement
Entity Common Stock, Shares Outstanding	49,766,000